Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

	Check if	Name of
Name of Issuing Entity	Registered	Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
					(% of principal			(% of principal
			(#)	($)	balance)	(#)		balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Rosy Blue Carat S.A.
CIK 0001765123	X	Rosy Blue N.V.	$174,290,790.17	$174,290,790.17	100%	$486,256.85	$174,290,790.17	0.28%

Assets Pending
Repurchase or
Assets That Were Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
		(% of			(% of			(% of			(% of			(% of
		principal			principal			principal			principal			principal
(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)
(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%

*Please note that with respect to the Assets That Were Subject of Demand, no assets were repurchased owing to a breach of any representations or warranties by the Originator.